5. Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
5. Borrowings

Affiliate Loans

In December of 2011, the Company entered into two secured revolving lines of credit with affiliates, both of whom are members. These loans have an interest rate of the affiliates’ cost of funds, which was 3.93% and 3.73% as of December 31, 2012 and 2011, respectively. They are demand notes. The maximum that can be borrowed under these notes is $1,500, at the discretion of the lenders. The actual amount borrowed was $1,108 and $878 as of December 31, 2012 and 2011, respectively, leaving $392 and $622, respectively, in available credit on those dates. There is no obligation of the affiliates to lend money up to the note amount. The security for the line of credit includes all of the assets of the Company. The weighted average balance of affiliate borrowings outstanding was $986 and $5 for 2012 and 2011, respectively, and the interest expense was $38 and $0 for the same periods, respectively.

SF Loan

The SF Loan, under which we are the borrower, is an unsecured loan in the original principal amount of $1,500, of which $1,500 was outstanding on both December 31, 2012 and 2011. Interest on the SF Loan accrues annually at a rate of 5.0%. Payments of interest only are due on a monthly basis, with the principal amount due on the date that the BMH Loan and the New IMA Loan are paid in full. We may prepay the SF Loan in part or in full at any time without penalty, subject to the terms and conditions set forth in the underlying promissory note. Pursuant to the Credit Agreement, payments on the SF Loan are used to fund the interest escrow. Further, pursuant to that certain Amended and Restated Commercial Pledge Agreement by and between us, IMA and BMH, IMA has pledged its interest in the SF Loan as collateral for IMA’s obligations under the New IMA Loan and the Existing IMA Loan. Management’s intentions related to offsetting our payments of principal or interest against amounts due to us from the lender are undetermined; therefore, this amount has been presented on a gross basis on the consolidated balance sheets at December 31, 2012 and 2011.

Notes Program

Borrowings through our public offering were $2 and $0 at December 31, 2012 and 2011, respectively. The effective interest rate on the borrowings in 2012 was 4.95%, not including the amortization of deferred financing costs. The maximum offering amount is $700,000 through October 4, 2015. There are limited rights of early redemption. The following table shows the origination of our notes program.

	2012	2011	Total

Notes outstanding, beginning of period	$–	$–		$–
Notes issued	2	–		2
Note repayments / redemptions	–	–		–
Notes outstanding, end of period	$2	$–	$

The following table shows the maturity of outstanding notes as of December 31, 2012.

Year Maturing	Amount Maturing
2013	$–
2014	2
2015	–
2016	–